MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

As of December 31, 2024 and 2023, there is no outstanding marketable securities held by the company.

The following is a summary of available-for-sale marketable securities at December 31, 2022:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Accrued Interest	Fair value

Available-for-sale – matures within one year:
Corporate bonds	$7,164	$-	$126	$39	$7,077
Total	$7,164	$-	$126	$39	$7,077

As of December 31, 2024 and 2023 the Company didn’t record an allowance for credit losses for its AFS marketable debt securities.